Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events

In January 2015, the Partnership acquired six mortgage revenue bonds. They are as follows:

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The Partnership purchased an approximate $17.1 million par value Series 2015A and an approximate $2.1 million par value Series 2015B mortgage revenue bonds. These mortgage revenue bonds are secured by Concord at Gulfgate Apartments, an 288 unit multifamily residential property in Houston, Texas.

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The Partnership purchased an approximate $12.5 million par value Series 2015A and an approximate $1.0 million par value Series 2015B mortgage revenue bonds. These mortgage revenue bonds are secured by Concord at Little York Apartments, an 276 unit multifamily residential property in Houston, Texas.

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The Partnership purchased an approximate $18.0 million par value Series 2015A and an approximate $2.8 million par value Series 2015B mortgage revenue bonds. These mortgage revenue bonds are secured by Concord at Williamcrest Apartments, an 288 unit multifamily residential property in Houston, Texas.

These three Series A mortgage revenue bonds each carry an annual interest rate of 6.00% and mature on February 1, 2032. The three Series B mortgage revenue bonds each carry an annual interest rate of 12.0% maturing on March 1, 2032.

In February 2015, the Partnership executed three new TOB Trusts under its credit facility with DB securitizing the Concord at Gulfgate Apartments, Concord at Little York Apartments, and Concord at Williamcrest Apartments 2015A mortgage revenue bonds borrowing approximately $33.3 million under three TOB Trusts. Each TOB Trust facility has an approximate 2.8% per annum fixed interest rate and each will mature on February 19, 2018. Pursuant to the terms of this TOB trust the Partnership is required to reimburse DB for any shortfall realized on the contractual cash flows on the SPEARS.

In February 2015, the Partnership posted $6.6 million to restricted cash to comply with the Master Trust Agreement with DB.